LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right of use assets, beginning	$ 25	$ 33
Increases	45
Decreases	(6)
Transfers		(8)
Right of use assets, ending	64	25
Right of use assets amortization, beginning	(14)	(12)
For the year	(17)	(2)
Decreases	3
Right of use assets amortization, ending	(28)	(14)
Net book values	36	11
Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use assets, beginning	25
Increases	45
Decreases	(6)
Transfers
Right of use assets, ending	64	25
Right of use assets amortization, beginning	(14)
For the year	(17)
Decreases	3
Right of use assets amortization, ending	(28)	(14)
Net book values	$ 36	$ 11